Post-employment Benefits - Summary of Amount Recognised as Accumulated Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Accumulated at the beginning of the year	R$ 66,305	R$ 170,702
Actuarial (gain) loss arising from financial assumptions	58,250	(211,030)
Actuarial loss (gain) arising from experience adjustment	(30,267)	1,216
Actuarial loss arising from demographic assumptions	(14)
Return on investments in the year (excluding interest income)	(34,370)	105,417
Accumulated at the end of the year	R$ 59,904	R$ 66,305